Acquisitions (Purchase Price Schedule) (Details) - NYSE Euronext [Member] $ in Millions	Nov. 13, 2013 USD ($)
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross	$ 2,700
Equity interest issued	8,300
Total purchase price	$ 11,089